Commitments and contingencies (Details) - Other Commercial Commitments Maturity - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Commitments [Line Items]
2023	$ 2.0
1-3 years	7.7
Total	9.7	$ 20.8
Surety bonds, bank guarantees and performance bonds
Other Commitments [Line Items]
2023	2.0
1-3 years	7.7
Total	$ 9.7	$ 20.8